Intangible assets and goodwill - Movements in Identifiable Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill [abstract]
Goodwill, beginning balance	$ 967	$ 34,596
Goodwill, ending balance	958	967
Carrying amount
Changes in goodwill [abstract]
Goodwill, beginning balance	967	34,596
Additional recognition	0	0
Impairment losses recognized in income for the year	(9)	(33,629)
Total increase (decrease)	(9)	(33,629)
Goodwill, ending balance	958	967
Carrying amount | SQM Iberian S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	148	148
Additional recognition	0	0
Impairment losses recognized in income for the year	0	0
Total increase (decrease)	0	0
Goodwill, ending balance	148	148
Carrying amount | SQM Investment Corporation N.V.
Changes in goodwill [abstract]
Goodwill, beginning balance	86
Additional recognition	0
Impairment losses recognized in income for the year	0
Total increase (decrease)	0
Goodwill, ending balance	86	86
Carrying amount | Soquimich European holding B.V.
Changes in goodwill [abstract]
Goodwill, beginning balance	9	11,383
Additional recognition	0	0
Impairment losses recognized in income for the year	(9)	(11,374)
Total increase (decrease)	(9)	(11,374)
Goodwill, ending balance	0	9
Carrying amount | SQM Potasio S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	724
Additional recognition	0
Impairment losses recognized in income for the year	0
Total increase (decrease)	0
Goodwill, ending balance	724	724
Carrying amount | SQM S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	0	22,255
Additional recognition		0
Impairment losses recognized in income for the year		(22,255)
Total increase (decrease)		(22,255)
Goodwill, ending balance		0
Carrying amount | SQM Investment Corporation
Changes in goodwill [abstract]
Goodwill, beginning balance	86	86
Additional recognition		0
Impairment losses recognized in income for the year		0
Total increase (decrease)		0
Goodwill, ending balance		86
Carrying amount | SQM Potasio S.A.
Changes in goodwill [abstract]
Goodwill, beginning balance	$ 724	724
Additional recognition		0
Impairment losses recognized in income for the year		0
Total increase (decrease)		0
Goodwill, ending balance		$ 724